SUPPLEMENTARY QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Schedule of Supplementary Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth
(In millions)	Quarter	Quarter	Quarter	Quarter	Year
2017
Operating revenues (a)	$298	$303	$299	$311	$1,211
Operating income (a)	173	176	175	184	708
Net income (a)	80	81	82	76	319
2016
Operating revenues (a)	$280	$298	$254	$293	$1,125
Operating income (a)	147	161	125	89	522
Net income (a)	65	74	51	56	246
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(a)
During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.